Non-consolidated variable interest entities	12 Months Ended
Dec. 31, 2018
Disclosure Text Block
Non-consolidated Variable Interest Entities

Note 26 – Non-consolidated variable interest entities

The Corporation is involved with three statutory trusts which it established to issue trust preferred securities to the public. These trusts are deemed to be variable interest entities (“VIEs”) since the equity investors at risk have no substantial decision-making rights. The Corporation does not hold any variable interest in the trusts, and therefore, cannot be the trusts’ primary beneficiary. Furthermore, the Corporation concluded that it did not hold a controlling financial interest in these trusts since the decisions of the trusts are predetermined through the trust documents and the guarantee of the trust preferred securities is irrelevant since in substance the sponsor is guaranteeing its own debt.

Also, the Corporation is involved with various special purpose entities mainly in guaranteed mortgage securitization transactions, including GNMA and FNMA. These special purpose entities are deemed to be VIEs since they lack equity investments at risk. The Corporation’s continuing involvement in these guaranteed loan securitizations includes owning certain beneficial interests in the form of securities as well as the servicing rights retained. The Corporation is not required to provide additional financial support to any of the variable interest entities to which it has transferred the financial assets. The mortgage-backed securities, to the extent retained, are classified in the Corporation’s consolidated statements of financial condition as available-for-sale or trading securities. The Corporation concluded that, essentially, these entities (FNMA and GNMA) control the design of their respective VIEs, dictate the quality and nature of the collateral, require the underlying insurance, set the servicing standards via the servicing guides and can change them at will, and can remove a primary servicer with cause, and without cause in the case of FNMA. Moreover, through their guarantee obligations, agencies (FNMA and GNMA) have the obligation to absorb losses that could be potentially significant to the VIE.

The Corporation holds variable interests in these VIEs in the form of agency mortgage-backed securities and collateralized mortgage obligations, including those securities originated by the Corporation and those acquired from third parties. Additionally, the Corporation holds agency mortgage-backed securities, agency collateralized mortgage obligations and private label collateralized mortgage obligations issued by third party VIEs in which it has no other form of continuing involvement. Refer to Note 29 to the consolidated financial statements for additional information on the debt securities outstanding at December 31, 2018 and 2017, which are classified as available-for-sale and trading securities in the Corporation’s consolidated statements of financial condition. In addition, the Corporation holds variable interests in the form of servicing fees, since it retains the right to service the transferred loans in those government-sponsored special purpose entities (“SPEs”) and may also purchase the right to service loans in other government-sponsored SPEs that were transferred to those SPEs by a third-party.

The following table presents the carrying amount and classification of the assets related to the Corporation’s variable interests in non-consolidated VIEs and the maximum exposure to loss as a result of the Corporation’s involvement as servicer of GNMA and FNMA loans at December 31, 2018 and 2017.

(In thousands)	December 31, 2018	December 31, 2017
Assets
Servicing assets:
Mortgage servicing rights	$136,280	$132,692
Total servicing assets	$136,280	$132,692
Other assets:
Servicing advances	$37,988	$47,742
Total other assets	$37,988	$47,742
Total assets	$174,268	$180,434
Maximum exposure to loss	$174,268	$180,434

The size of the non-consolidated VIEs, in which the Corporation has a variable interest in the form of servicing fees, measured as the total unpaid principal balance of the loans, amounted to $10.6 billion at December 31, 2018 (December 31, 2017 - $11.7 billion).

The Corporation determined that the maximum exposure to loss includes the fair value of the MSRs and the assumption that the servicing advances at December 31, 2018 and 2017 will not be recovered. The agency debt securities are not included as part of the maximum exposure to loss since they are guaranteed by the related agencies.

In September of 2011, BPPR sold construction and commercial real estate loans to a newly created joint venture, PRLP 2011 Holdings, LLC. In March of 2013, BPPR completed a sale of commercial and construction loans, and commercial and single family real estate owned to a newly created joint venture, PR Asset Portfolio 2013-1 International, LLC.

These joint ventures were created for the limited purpose of acquiring the loans from BPPR; servicing the loans through a third-party servicer; ultimately working out, resolving and/or foreclosing the loans; and indirectly owning, operating, constructing, developing, leasing and selling any real properties acquired by the joint ventures through deed in lieu of foreclosure, foreclosure, or by resolution of any loan.

BPPR provided financing to PRLP 2011 Holdings, LLC and PR Asset Portfolio 2013-1 International, LLC for the acquisition of the assets in an amount equal to the acquisition loan of $86 million and $182 million, respectively. The acquisition loans have a 5-year maturity and bear a variable interest at 30-day LIBOR plus 300 basis points and are secured by a pledge of all of the acquiring entity’s assets. In addition, BPPR provided these joint ventures with a non-revolving advance facility (the “advance facility”) of $69 million and $35 million, respectively, to cover unfunded commitments and costs-to-complete related to certain construction projects, and a revolving working capital line (the “working capital line”) of $20 million and $30 million, respectively, to fund certain operating expenses of the joint venture. As part of these transactions, BPPR received $ 48 million and $92 million, respectively, in cash and a 24.9% equity interest in each joint venture. The Corporation is not required to provide any other financial support to these joint ventures.

BPPR accounted for both transactions as a true sale pursuant to ASC Subtopic 860-10.

The Corporation has determined that PRLP 2011 Holdings, LLC and PR Asset Portfolio 2013-1 International, LLC are VIEs but it is not the primary beneficiary. All decisions are made by Caribbean Property Group (“CPG”) (or an affiliate thereof) (the “Manager”), except for certain limited material decisions which would require the unanimous consent of all members. The Manager is authorized to execute and deliver on behalf of the joint ventures any and all documents, contracts, certificates, agreements and instruments, and to take any action deemed necessary in the benefit of the joint ventures.

The Corporation holds variable interests in these VIEs in the form of the 24.9% equity interests and the financing provided to these joint ventures. The equity interest is accounted for under the equity method of accounting pursuant to ASC Subtopic 323-10.

The following tables present the carrying amount and classification of the assets and liabilities related to the Corporation’s variable interests in the non-consolidated VIEs, PRLP 2011 Holdings, LLC and PR Asset Portfolio 2013- International, LLC, and their maximum exposure to loss at December 31, 2018 and 2017.

	PRLP 2011 Holdings, LLC		PR Asset Portfolio 2013-1 International, LLC
(In thousands)	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Assets
Other assets:
Equity investment	$6,469	$7,199	$5,794	$12,874
Total assets	$6,469	$7,199	$5,794	$12,874
Liabilities
Deposits	$(2,566)	$(20)	$(7,994)	$(10,501)
Total liabilities	$(2,566)	$(20)	$(7,994)	$(10,501)
Total net assets	$3,903	$7,179	$(2,200)	$2,373
Maximum exposure to loss	$3,903	$7,179	$-	$2,373

The Corporation determined that the maximum exposure to loss under a worst case scenario at December 31, 2018 would be not recovering the net assets held by the Corporation as of the reporting date.

ASU 2009-17 requires that an ongoing primary beneficiary assessment should be made to determine whether the Corporation is the primary beneficiary of any of the VIEs it is involved with. The conclusion on the assessment of these non-consolidated VIEs has not changed since their initial evaluation. The Corporation concluded that it is still not the primary beneficiary of these VIEs, and therefore, these VIEs are not required to be consolidated in the Corporation’s financial statements at December 31, 2018.